Benefit Plans (Net Periodic Pension Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 12,278	¥ 11,807	¥ 11,457
Interest cost	1,406	1,803	1,709
Expected return on plan assets	(3,836)	(3,612)	(3,335)
Amortization of prior service cost	(4,394)	(4,361)	(4,341)
Recognized actuarial loss	1,691	1,621	1,886
Net periodic pension costs	7,145	7,258	7,376
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	689	543	487
Interest cost	1,732	2,021	1,912
Expected return on plan assets	(2,036)	(2,036)	(1,655)
Amortization of prior service cost	12	11	10
Recognized actuarial loss	1,256	608	793
Net periodic pension costs	¥ 1,653	¥ 1,147	¥ 1,547